Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Schedule of future minimum rental payments under non-cancelable lease

Year Ending December 31,	Operating Lease

2012	159,000
2013	40,000
$199,000